Property And Equipment, Net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 29,044	$ 19,965	$ 5,741
Less: Accumulated depreciation and amortization	(7,300)	(3,686)	(1,992)
Property and equipment, net	21,744	16,279	3,749
Computer hardware and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	701	533	12
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,816	8,040	4,320
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,832	4,545	228
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,695	$ 6,847	$ 1,181